RELATED PARTY TRANSACTIONS AND BALANCES - Summary of transactions with related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties	¥ 47,464	¥ 139,026
Amounts due from related parties	168		¥ 201	$ 31
Amounts due to related parties	6,594	6,594
Purchases of property and equipment from Xulong
Related Party Transaction [Line Items]
Services provided by the related parties		12,205
Labor outsourcing service expense to Laiguan
Related Party Transaction [Line Items]
Services provided by the related parties	25,059	43,003
Labor outsourcing service expense to Qingji
Related Party Transaction [Line Items]
Services provided by the related parties	22,405	41,180
Value-added service cost to Robot
Related Party Transaction [Line Items]
Services provided by the related parties		28,336
Storage and logistic service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties		4,582
Marketing service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties		¥ 9,720
Shanghai Youzhen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	125
Others
Related Party Transaction [Line Items]
Amounts due from related parties	43		¥ 201
Amounts due to related parties	17
Shanghai Yijia Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	4,156
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Related Party Transaction [Line Items]
Amounts due to related parties	1,539
Shanghai Laiguan Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 882